Taxation - Schedule of Income Tax Provision (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax Provision [Abstract]
Current income tax expenses	$ (456,065)	$ (78,905)
Deferred income tax (expense)/benefit	(138,991)	124,207
Total income tax (expense)/benefit	$ (595,056)	$ 45,302